Investment Objectives and Goals - Sprott Gold Equity Fund	Jan. 29, 2026
Sprott Gold Equity Fund Institutional Class [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Sprott Gold Equity Fund Investor Class [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.